FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Y
Probability-adjusted discounted cash flow | Minimum | Probabilities of success
Quantitative information associated with the fair value measurements
Fair value measurements input	55
Level 3
Quantitative information associated with the fair value measurements
Contingent Consideration | $	$ 14,470	$ 14,039
Level 3 | Probability-adjusted discounted cash flow | Minimum | Probabilities of success
Quantitative information associated with the fair value measurements
Fair value measurements input		55
Level 3 | Probability-adjusted discounted cash flow | Minimum | Years until milestones are expected to be achieved
Quantitative information associated with the fair value measurements
Fair value measurements input	0.25	0.63
Level 3 | Probability-adjusted discounted cash flow | Minimum | Discount rate
Quantitative information associated with the fair value measurements
Fair value measurements input	8.10	8.10
Level 3 | Probability-adjusted discounted cash flow | Maximum
Quantitative information associated with the fair value measurements
Fair value measurements input	1.90
Level 3 | Probability-adjusted discounted cash flow | Maximum | Probabilities of success
Quantitative information associated with the fair value measurements
Fair value measurements input	100	100
Level 3 | Probability-adjusted discounted cash flow | Maximum | Years until milestones are expected to be achieved
Quantitative information associated with the fair value measurements
Fair value measurements input | Y		2.15
Level 3 | Probability-adjusted discounted cash flow | Maximum | Discount rate
Quantitative information associated with the fair value measurements
Fair value measurements input	8.53	8.53